Other non-financial assets	12 Months Ended
Dec. 31, 2020
Other non financial assets [Abstract]
Disclosure Of Other Non Financial Assets Explanatory [Text Block]
Note 9
Other non-financial assets

The Company maintained the following other non-financial assets:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Insurances paid	3,279,763	-	3,709,267	1,701
Advertising	8,467,220	7,436,606	8,940,821	5,372,024
Advances to suppliers	1,495,893	-	7,548,987	3,876
Prepaid expenses	1,138,498	885,281	1,069,839	1,510,785
Total advances	14,381,374	8,321,887	21,268,914	6,888,386
Guarantees paid	11,153	142,232	30,592	139,742
Consumables	462,362	-	481,494	-
Dividends receivable	423,669	-	614,591	-
Other	-	15,549	-	14,169
Total other assets	897,184	157,781	1,126,677	153,911
Total	15,278,558	8,479,668	22,395,591	7,042,297

Nature of each non-financial asset:

a)

Insurances paid: Annual payments for insurances policies are included, which are capitalized and then amortized according the term of the contract.

b)

Advertising
: Corresponds to advertising and promotion contracts related to customers and advertising service providers, that promote our brands which are capitalized and then amortized according the term of the contract.

c)

Advances to suppliers
: Payments made to suppliers mainly for assets constructions and purchases of property, plants and equipments.

d)

Prepaid expenses
: Services paid in advance that give entitlement to benefits usually for a period of 12 months, they are reflected against result as they are accrued.

e)

Guarantees paid: It is the initial payment for the lease of goods required by the lessor to ensure compliance with the conditions stipulated in the contract.

f)

Materials to be consumed: Under this item are mainly included security supplies, clothing or supplies to be used in administrative offices, such as: eyeglasses, gloves, masks, aprons, etc.

g)

Dividends receivable
: Dividends receivable from associates and joint ventures.